INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	$ 11,635
Cost at end of year	12,155
Cost
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	12,515	$ 10,470
Acquisitions through business combinations, intangible assets and goodwill	520	17
Additions, net of disposals	57	32
Foreign currency translation	191	(964)
Cost at end of year	$ 13,283	$ 9,555